Classification and measurement of financial instruments - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
At 1 January	$ 4,748
At 31 December	5,345	$ 4,748
Contingent purchase consideration
At 1 January	(7,056)
At 31 December	(8,081)	(7,056)
Other financial assets
Other financial assets
At 1 January	126	110
Additions		20
Unrealised changes in fair value	(1)	0
Exchange and other adjustments		(4)
At 31 December	125	126
Contingent purchase consideration
Contingent purchase consideration
At 1 January	(73)	(69)
Additions		0
Unrealised changes in fair value	(6)	(4)
Exchange and other adjustments		0
At 31 December	$ (79)	$ (73)